Supplement to the current prospectus

MFS(R) Asset Allocation Funds
            MFS Aggressive Growth Allocation Fund
            MFS Conservative Allocation Fund
            MFS Growth Allocation Fund
            MFS Moderate Allocation Fund

Effective January 1, 2007, the sub-headings "MFS New Discovery Fund", "MFS Mid Cap Growth Fund", "MFS Strategic Growth Fund", "MFS Value Fund", "MFS Research International Fund", and "MFS Money Market Fund" under Appendix A entitled "Description of Underlying Funds" are hereby restated as follows:

MFS NEW DISCOVERY FUND

Investment Objective

The fund's investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests the fund's assets primarily in equity securities.

MFS focuses on investing the fund's assets in the stock of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund's assets in companies of any size, MFS generally focuses on companies with small capitalizations.

MFS may invest the fund's assets in foreign securities.

MFS may also invest the fund's assets in derivatives.

MFS may also enter into short sales for the fund.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include earnings, price, cash flows, growth potential, and management ability. Quantitative analysis of these and other factors may also be considered.

MFS MID CAP GROWTH FUND

Investment Objective

The fund's investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund's assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers within the range of the Russell MidCap(R) Growth Index at the time of purchase. As of August 31, 2006, the range of the Russell MidCap(R) Growth Index was between $1.4 billion and $17.2 billion. Issuers whose market capitalizations fall outside this range after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy.

MFS normally invests the fund's assets primarily in equity securities.

MFS focuses on investing the fund's assets in the stock of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS may invest the fund's assets in foreign securities.

MFS may also invest the fund's assets in derivatives.

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MFS may also enter into short sales for the fund.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected based on fundamental and quantitative analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include earnings, price, cash flows, growth potential, and management ability.

MFS STRATEGIC GROWTH FUND

Investment Objective

The fund's investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests the fund's assets primarily in equity securities.

MFS focuses on investing the fund's assets in the stock of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund's assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest the fund's assets in foreign securities.

MFS may also invest the fund's assets in derivatives.

MFS may also enter into short sales for the fund.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include earnings, price, cash flows, growth potential, and management ability. Quantitative analysis of these and other factors may also be considered.

MFS VALUE FUND

Investment Objective

The fund's investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests the fund's assets primarily in equity securities.

MFS focuses on investing the fund's assets in the stock of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

While MFS may invest the fund's assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest the fund's assets in foreign securities.

MFS may also invest the fund's assets in derivatives.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include earnings,

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price,  cash flows,  growth  potential,  and  management  ability.  Quantitative analysis of these and other factors may also be considered.

MFS RESEARCH INTERNATIONAL FUND

Investment Objective

The fund's investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests the fund's assets primarily in foreign equity securities, including emerging market equity securities.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund's assets in the stock of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stock of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund's assets in companies of any size.

MFS may also invest the fund's assets in derivatives.

A team of investment research analysts selects investments for the fund. MFS allocates the fund's assets to analysts by broad market sectors.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include earnings, price, cash flows, growth potential, and management ability. Quantitative analysis of these and other factors may also be considered.

MFS MONEY MARKET FUND

Investment Objective

The fund's investment objective is to seek a high level of current income consistent with preservation of capital and liquidity. The fund's objective may be changed without shareholder approval. Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests the fund's assets in money market instruments and repurchase agreements.

MFS may invest the fund's assets in U.S. dollar-denominated foreign money market instruments.

In buying and selling investments for the fund, MFS complies with industry-standard regulatory requirements for money market funds regarding credit quality, diversification and maturity. MFS stresses maintaining a stable $1 share price, liquidity, and income.

Effective February 1, 2007, the sub-headings entitled "MFS Mid Cap Value Fund", "MFS Research Fund", and "MFS International New Discovery Fund", under Appendix A entitled "Description of Underlying Funds" are hereby restated as follows:

MFS MID CAP VALUE FUND

Investment Objective

The fund's investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

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MFS (Massachusetts Financial Services Company, the fund's investment adviser)
normally invests at least 80% of the fund's assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers within the range of the Russell MidCap(R) Value Index at the time of purchase. As of September 30, 2006, the range of the Russell MidCap(R) Value Index was between $1.55 billion and $16.73 billion. Issuers whose market capitalizations fall outside this range after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy.

MFS normally invests the fund's assets primarily in equity securities.

MFS may invest the fund's assets in foreign securities.

MFS focuses on investing the fund's assets in the stock of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS may also invest the fund's assets in derivatives.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected based on fundamental and quantitative analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include earnings, price, cash flows, growth potential, and management ability.

MFS RESEARCH FUND

Investment Objective

The fund's investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests the fund's assets primarily in equity securities.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund's assets in the stock of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stock of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund's assets in companies of any size.

MFS may invest the fund's assets in foreign securities.

MFS may also invest the fund's assets in derivatives.

A team of investment research analysts selects investments for the fund. MFS allocates the fund's assets to analysts by broad market sectors.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include earnings, price, cash flows, growth potential, and management ability. Quantitative analysis of these and other factors may also be considered.

MFS INTERNATIONAL NEW DISCOVERY FUND

Investment Objective

The fund's investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests the fund's assets primarily in foreign equity securities, including emerging market equity securities.

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MFS focuses on investing the fund's assets in the stock of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund's assets in companies of any size, MFS generally focuses on companies with small to medium capitalizations.

MFS may also invest the fund's assets in derivatives.

MFS may also enter into short sales for the fund.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include earnings, price, cash flows, growth potential, and management ability. Quantitative analysis of these and other factors may also be considered.

                The date of this supplement is February 1, 2007.